Promissory Note, Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Promissory Note, Related Party

NOTE 8: PROMISSORY NOTES, RELATED PARTY

The Company has an outstanding promissory note in the amount of $23,000 (December 31, 2015 - $23,000) owed to an officer and a director of the Company. The promissory note bears no interest charges and has no fixed repayment terms.

NOTE 7:	PROMISSORY NOTE, RELATED PARTY

The Company has an outstanding promissory note in the amount of $23,000 (December 31, 2014 - $23,000) owed to an officer and a director of the Company. The promissory note bears no interest charges and has no fixed repayment terms.